Taxes (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable		$ 495,009
VAT payable		9,725
Other tax payables		940
Total		$ 505,674